GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 22,971	$ 23,677
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,401	1,736
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	20,411	20,856
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	246	253
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 913	$ 832